Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate

The effective income tax rate for the years ended December 31, 2025 and 2024 consisted of the following:

	December 31,	December 31,
	2025	2024
Federal statutory income tax rate	21%	21%
State income taxes	3%	3%
Change in valuation allowance	(24)%	(24)%
Net effective income tax rate	-	-

Schedule of Deferred Tax Assets

The components of the Company’s deferred tax asset are as follows:

	December 31,
	2025	2024
Deferred tax assets:
Net deferred tax assets before valuation allowance	$2,091,303	$1,900,457
Less: Valuation allowance	(2,091,303)	(1,900,457)
Net deferred tax assets	$-	$-